Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.008
Common Stock, Shares Authorized	3,125,000
Common Stock, Shares, Outstanding	920,625	489,375
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.008
Common Stock, Shares Authorized	3,125,000
Common Stock, Shares, Outstanding	1,760,625	1,760,625